Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2024
Share Capital and Other Reserves [Abstract]
Share capital and other reserves

Note 18 – Share Capital and Other Reserves

The authorized share capital of the Company consists of 350,000,001 shares, consisting of (i) 300,000,000 shares of ordinary shares, with a nominal value of US$0.005 per share, of which 50,000,000 shares are designated Class A Ordinary Shares, nominal value US$0.005 per share, and 250,000,000 shares are designated Class B Ordinary Shares, nominal value US$0.005 per share, and (ii) 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share and (iii) one ordinary share with a nominal value of EUR1.00. Class A Ordinary Shares are entitled to ten votes per share on proposals requiring or requesting shareholder approval, and Class B Ordinary Shares are entitled to one vote on any such matter. The rights, including the liquidation and dividend rights, of the holders of our Ordinary Class A and Ordinary Class B shares are identical, except with respect to voting.

Shares Issued for Cash

During the year ended December 31, 2023, our Company sold 1,650,000 shares for cash, 1,500,000 shares of which were related to our January 2023 initial public offering and 150,000 of which were issued in August 2023 to an investor, for aggregate proceeds of approximately EUR6,777,120.

In January 2023, our Company conducted an initial public offering (the “Offering”) of 1,500,000 Class B Ordinary Shares at an Offering price of US$5.00 per share (the “Offering Price”). The Offering was conducted pursuant to a January 26, 2023 underwriting agreement (the “Underwriting Agreement”) with Revere Securities, LLC (the “Representative”), as representative of all underwriters named in the Offering documents. Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 225,000 Class B Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class B Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA.” The closing of the Offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$6,900,000 or EUR6,244,344.

The Company also issued the Representative a warrant to purchase up to 105,000 Class B Ordinary Shares (7% of the Class B Ordinary Shares sold in the Offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for US$5.00 per share (100% of the Offering Price per Class B Ordinary Share). The Representative’s Warrants contain customary anti-dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The Representative’s Warrant also contains piggyback registration rights in compliance with FINRA Rule 5110.

The Offering Shares were offered and sold and the Representative’s Warrant was issued pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-268187), as amended (the “Registration Statement”), initially filed with the Commission on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The Offering Shares, Representative’s Warrant and the Class B Ordinary Shares underlying the Representative’s Warrant were registered as a part of the Registration Statement. The Company intends to use the net proceeds from the Offering to purchase acquisition or management rights of football clubs; continued investment in social impact football; sales and marketing; and working capital and general corporate purposes.

The Underwriting Agreement contained customary representations, warranties and covenants by the Company, customary conditions to closing, indemnification obligations of the Company and the underwriters, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Underwriting Agreement were made only for purposes of such agreement and as of specific dates were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.

The Company’s officers, directors, and Class A Ordinary Shares shareholders, have agreed, subject to certain exceptions, not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any ordinary shares or other securities convertible into or exercisable or exchangeable for ordinary shares for a period of 12 months without the prior written consent of the Representative.

In December 2024, the Company completed two closings of a private placement offering of its securities selling 545,000 Series A Preferred Shares at an offering price of US$5.00 per share for total gross proceeds of US$2,725,000 or EUR2,622,967. After deducting the estimated costs for share issuance, the net proceeds totaled US$2,501,545 or EUR2,407,879. Each Series A Preferred Share is convertible at the option of the shareholder into eight (8) Class B Ordinary Shares. We have used the net proceeds from this private placement for working capital requirements as well as to fund the initial cash portion of our investment in Juve Stabia.

Shares Issued for Services

During the year ended December 31, 2024, we granted share awards totaling 1,065,000 Class B Ordinary Shares to twelve individuals. On August 30, 2024, we entered into a Termination Agreement with an individual to whom we had granted a share award for 300,000 Class B Ordinary Shares. Under the agreement, the Company agreed to accelerate vesting of 50,000 of the awarded shares, and the individual agreed to surrender 250,000 of her awarded shares. As a result, the outstanding share awards as of December 31, 2024, totaled 815,000 Class B Ordinary Shares. Share awards totaling 765,000 shares vested on the date of grant and share awards totaling 50,000 shares vest on the first anniversary of the grant date.

During the year ended December 31, 2023, we granted share awards totaling 105,000 Class B Ordinary Shares to two individuals, one of which was our Chief Executive Officer. The share award of 40,000 shares was fully vested upon grant while the share award of 65,000 shares for our Chief Executive Officer vests in three equal annual installments beginning on June 12, 2024. The Chief Executive Officer’s award is dependent upon his continued employment with our Company.

We valued the share awards based on the fair market value of our shares on the dates of grant. During the years ended December 31, 2024 and 2023, we recorded general and administrative expenses of EUR790,781 and EUR109,829, respectively, based on the vesting periods of the share awards.

Share Options

On February 2, 2023, we granted options to purchase 250,000 of our Class B Ordinary Shares to five individuals who served as directors of the Company. The options are exercisable at US$2.00 per share, expire seven (7) years from the date of grant, and vest ratably over a three-year period beginning January 26, 2024. In May 2023, an individual who was granted options to purchase 50,000 shares resigned before any of his options vested and, accordingly, his options were forfeited.

The fair value of each share option was estimated on the date of grant using the Black-Scholes option pricing model, resulting in a valuation for all five options totaling EUR638,688 (US$697,319). During the years ended December 31, 2024 and 2023, we recorded general and administrative expenses of EUR170,317 and EUR170,317, respectively in connection with these share options, representing the vested portion of the share options during that period. The assumptions used in determining the fair value of the share options were as follows:

Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the warrant.

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	US$	-
Activity during the year ended December 31, 2023:
Options granted	250,000	US$	2.00
Options forfeited	(50,000)	US$	2.00
Outstanding, December 31, 2023	200,000	US$	2.00
Outstanding, December 31, 2024 (no activity)	200,000	US$	2.00
Exercisable, December 31, 2024	66,667	US$	5.09		US$	0

Conversion of Shares

During the year ended December 31, 2024, holders of 1,850,000 Class A Ordinary Shares converted these shares on a one for one basis into 1,850,000 Class B Ordinary Shares.

Warrants

During the year ended December 31, 2023, we issued a 5-year warrant to purchase 105,000 Class B Ordinary Shares to Revere Securities, LLC (“Revere”), the underwriter in our Initial Public Offering. The warrant expires January 26, 2028 and is fully exercisable upon issue at an exercise price of US$5.00 per share. We valued the warrant using the Black-Scholes option pricing model and recorded EUR198,209 as an initial warrant liability and a charge to additional paid-in-capital on the issue date. Since a variable number of shares may be issued for this warrant under certain circumstances, IAS 32 requires it be recorded as a financial liability. As of December 31, 2024 and 2023, we adjusted the fair value of the warrant liability using the Black-Scholes option pricing model to EUR51,364 and EUR34,383, respectively. During the years ended December 31, 2024 and 2023, we recorded other expense of EUR14,183 and other income of EUR163,827, respectively, in the Consolidated Statement of Profit or Loss as a change in the fair value of the warrant liability.

In December 2024, we issued 5-year warrants to Boustead Securities LLC (“Boustead”) to purchase 38,150 Series A Preferred Shares in connection with the private placement offering of 545,000 Series A Preferred Shares described above. The warrants expire in December 2029 and are fully exercisable upon issue at US$5.00 per share. The warrants contain a cashless exercise feature which required Management to determine whether to account for the warrant as equity or as a liability. Following the guidance of IAS 32, paragraph 26, Management considered the probability of occurrence of contingent events and concluded that feature is not genuine as the events are very unlikely to occur. Accordingly, we have classified the warrants as equity. We valued the warrants using the Black-Scholes option pricing model at a total of EUR101,247.

During the years ended December 31, 2024 and 2023, the assumptions used in determining the fair value of the warrant issued to Revere were as follows:

	December 31, 2024	December 31, 2023
Expected term in years	3.1 to 3.6 years	4.1 to 5.0 years
Risk-free interest rate	4.33% to 4.38%	3.63% to 4.13%
Annual expected volatility	144.0% to 146.0%	124.0% to 133.0%
Dividend yield	0.0%	0.0%

During the year ended December 31, 2024, the assumptions used in determining the fair value of the warrants issued to Boustead were as follows:

December 31, 2024
Expected term in years	5.0 years
Risk-free interest rate	4.44% to 4.45%
Annual expected volatility	141% to 144%
Dividend yield	0.0%

Expected term in years: The term is based on the remaining contractual term of the warrant.

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant valuation grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Activity related to the warrants is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	US$	1.00
Granted during year ended December 31, 2023	105,000	US$	5.00
Outstanding, December 31, 2023	210,350	US$	3.00
Granted during year ended December 31, 2024	38,150	US$	5.00
Outstanding, December 31, 2024 (no activity)	248,500	US$	3.00
Exercisable December 31, 2024	248,500	US$	3.30	3.2	US$	0.00

Equity Incentive Plan

Effective October 26, 2022, our board of directors adopted the Brera Holdings PLC 2022 Equity Incentive Plan (the “Plan”) authorizing a total of 2,000,000 shares of our Class B Ordinary Shares for future issuances under the Plan. Under the Plan, the exercise price of a granted option shall not be less than 100% of the fair market value on the date of grant (110% of the fair market value in the case of a 10% shareholder). Additionally, no option may be exercisable more than ten (10) years after the date it is granted (no more than five (5) years in the case of a 10% shareholder).

As of December 31, 2024, there are 630,000 shares available for future issuance under the Plan.